Financing Costs And Income - Schedule of Financing Costs and Financing Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Financing Costs and Financing Income [abstract]
Interest on long-term debt	$ 46.3	$ 82.4
Transaction costs on long-term debt	44.1	12.7
Interest on lease liabilities	7.2	9.3
Net interest on employee future benefit liabilities	4.9	5.5
Interest and commitment fees on revolving credit facilities	3.4	6.2
Other	23.0	3.9
Financing costs	128.9	120.0
Financing income	(3.8)	(19.8)
Total	$ 125.1	$ 100.2